Schedules of Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended						7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2012 Allowance for doubtful accounts	May 25, 2011 Allowance for doubtful accounts Predecessor Registrant	Dec. 31, 2010 Allowance for doubtful accounts Predecessor Registrant	Dec. 31, 2012 Inventory allowance	May 27, 2011 Inventory allowance	May 25, 2011 Inventory allowance Predecessor Registrant	Dec. 31, 2010 Inventory allowance Predecessor Registrant	Dec. 31, 2009 Inventory allowance Predecessor Registrant	Dec. 31, 2011 Valuation allowance on deferred tax assets	Dec. 31, 2012 Valuation allowance on deferred tax assets	May 27, 2011 Valuation allowance on deferred tax assets	May 25, 2011 Valuation allowance on deferred tax assets Predecessor Registrant	Dec. 31, 2010 Valuation allowance on deferred tax assets Predecessor Registrant
Changes in valuation and qualifying accounts
Balance at beginning of period		$ 1,360	$ 532	$ 360	$ 24	$ 24	$ 24	$ 24	$ 24		$ 34,497	$ 135,291	$ 146,562	$ 164,472
Charged to costs and expenses	1,360	(83)		172	100					(873)	15,676		10,394	76
Deductions from reserves and other effects		(75)	(532)							(99,921)				(17,986)
Balance at end of period	$ 1,360	$ 1,202		$ 532	$ 124	$ 24	$ 24	$ 24	$ 24	$ 34,497	$ 50,173	$ 135,291	$ 156,956	$ 146,562